Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Statutory Reserves	(Accumulated loss)/ Retained earnings	Accumulated other comprehensive income/(loss)	Total
Balance at Dec. 31, 2021	$ 24,255	$ 2,100	$ 26,010,366	$ 63,659	$ (1,459,779)	$ 413,175	$ 25,053,776
Balance (in Shares) at Dec. 31, 2021	24,254,842	2,100,000
Net Income (Loss)					11,475,639		11,475,639
Appropriation to statutory reserve				272,037	(272,037)
Deposit received on issuance of common shares			492,490				492,490
Foreign currency translation adjustment						(6,578,195)	(6,578,195)
Balance at Dec. 31, 2022	$ 24,255	$ 2,100	26,502,856	335,696	9,743,823	(6,165,020)	30,443,710
Balance (in Shares) at Dec. 31, 2022	24,254,842	2,100,000
Net Income (Loss)					(7,439,280)		(7,439,280)
Appropriation to statutory reserve
Foreign currency translation adjustment						(3,571,930)	(3,571,930)
Balance at Dec. 31, 2023	$ 24,255	$ 2,100	26,502,856	335,696	2,304,543	(9,736,950)	19,432,500
Balance (in Shares) at Dec. 31, 2023	24,254,842	2,100,000
Net Income (Loss)					3,119,095		3,119,095
Appropriation to statutory reserve
Foreign currency translation adjustment						(686,179)	(686,179)
Balance at Dec. 31, 2024	$ 24,255	$ 2,100	$ 26,502,856	$ 335,696	$ 5,423,638	$ (10,423,129)	$ 21,865,416
Balance (in Shares) at Dec. 31, 2024	24,254,842	2,100,000